Annual Total Returns - Share Class	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Group Core Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	1.58%
Capital Group Core Plus Income ETF
Prospectus [Line Items]
Annual Return [Percent]	3.01%	7.25%
Capital Group Municipal Income ETF
Prospectus [Line Items]
Annual Return [Percent]	2.80%	6.78%
Capital Group Short Duration Income ETF
Prospectus [Line Items]
Annual Return [Percent]	5.51%	5.14%
Capital Group Short Duration Municipal Income ETF
Prospectus [Line Items]
Annual Return [Percent]	3.77%
Capital Group U.S. Multi-Sector Income ETF
Prospectus [Line Items]
Annual Return [Percent]	7.29%	11.39%